Employee Benefits (Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 453
Other movements:
Balance as at the end of the year	444	$ 453
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	453	432
Income (costs) included in profit or loss:
Current service costs	0	0
Interest income (expenses)	21	20
Past service cost	0	0
Effect of movements in exchange rates, net	(1)	(6)
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	0	0
Other actuarial gains	(5)	8
Change with respect to translation differences, net	(6)	12
Other movements:
Benefits received (paid)	(24)	(19)
Employer contribution	6	6
Balance as at the end of the year	444	453
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(653)	(664)
Income (costs) included in profit or loss:
Current service costs	(13)	(15)
Interest income (expenses)	(31)	(31)
Past service cost	1	(1)
Effect of movements in exchange rates, net	2	10
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	38	24
Other actuarial gains	0	0
Change with respect to translation differences, net	11	(15)
Other movements:
Benefits received (paid)	40	39
Employer contribution	0	0
Balance as at the end of the year	(605)	(653)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(200)	(232)
Income (costs) included in profit or loss:
Current service costs	(13)	(15)
Interest income (expenses)	(10)	(11)
Past service cost	1	(1)
Effect of movements in exchange rates, net	1	4
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	38	24
Other actuarial gains	(5)	8
Change with respect to translation differences, net	5	(3)
Other movements:
Benefits received (paid)	16	20
Employer contribution	6	6
Balance as at the end of the year	$ (161)	$ (200)